REVENUE AND CONTRACT ACCOUNTING (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with Customer, Liability, Current	$ 10,367,852	$ 11,805,018		$ 1,666,243
Contract liabilities for technology systems		0		661,048
Services and consulting recognized	3,022,901	601,560
Current contract liabilities	2,192,484	2,192,484
Non-current contract liabilities	6,851,513	7,399,634
Equity Method Investment - Sawgrass APR Holdings LLC	7,233,000	7,233,000
Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment - Sawgrass APR Holdings LLC	7,233,000	7,233,000
Sawgrass Parent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	7,200,000
Equity Method Investment - Sawgrass APR Holdings LLC		7,200,000
Asset Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue		7,200,000
Carrying value of common units received	7,200,000	7,200,000
Equity Method Investment - Sawgrass APR Holdings LLC	7,200,000
Asset Management Agreement [Member] | Sawgrass APR Holdings LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	3,750,000	5,000,000.0
Equity Method Investment - Sawgrass APR Holdings LLC		7,233,000
Customer Contracts [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue			$ 11,161,428
Recognized deferred revenue	$ 548,122	$ 1,569,310	$ 199,008